Consolidated Statements of Profit Or Loss And Other Comprehensive Income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Sales of goods	₽ 120,792	₽ 81,414	₽ 53,487
Service revenue	57,423	22,936	6,617
Total revenue	178,215	104,350	60,104
Operating expenses:
Cost of sales	(112,548)	(72,859)	(48,845)
Fulfillment and delivery	(76,240)	(30,676)	(16,808)
Sales and marketing	(24,695)	(10,015)	(7,153)
Technology and content	(11,422)	(4,394)	(3,520)
General and administrative	(12,166)	(3,729)	(2,390)
Total operating expenses	(237,071)	(121,673)	(78,716)
Operating loss	(58,856)	(17,323)	(18,612)
Net gain on revaluation of conversion options and other financial instruments	6,341	0	0
Loss on disposal of non-current assets	(33)	(35)	(7)
Interest expense	(5,802)	(2,115)	(980)
Interest income	1,484	311	179
Share of profit of an associate	197	112	54
Foreign currency exchange (loss) / gain, net	(108)	(1,984)	(213)
Other non-operating expenses	0	(1,000)	0
Total non-operating expenses	2,079	(4,711)	(967)
Loss before income tax	(56,777)	(22,034)	(19,579)
Income tax (expense) / benefit	(2)	(230)	216
Loss for the year	(56,779)	(22,264)	(19,363)
Items that are or may be reclassified to profit or loss (net of tax):
Exchange differences on translation of foreign operations	(3)	0	0
Other comprehensive income, net of tax	(3)	0	0
Total comprehensive income for the period	₽ (56,782)	₽ (22,264)	₽ (19,363)
Loss per share, in RUB
Basic and diluted loss per share attributable to ordinary equity holders of the parent	₽ (276.1)	₽ (135.1)	₽ (150.4)
Basic and diluted weighted average number of ordinary shares	205,619,832	164,605,952	128,597,975